Employee Benefit Plans (Tables)	12 Months Ended
Sep. 30, 2018
Retirement Benefits [Abstract]
Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The changes in projected benefit obligations, plan assets and the funded status of the UK and German defined benefit plans as of and for the years ended September 30, 2018 and 2017, respectively, are as follows:

	2018	2017
Change in projected benefit obligation
Projected benefit obligation at prior year measurement date	$34,803	$36,944
Service cost	933	1,137
Interest cost	466	606
Actuarial (gains) losses	76	(5,486)
Benefits paid from company assets	(294)	(127)
Foreign currency exchange impact	(443)	1,729
Projected benefit obligation at measurement date	35,541	34,803
Change in plan assets
Fair value of assets at prior year measurement date	25,055	24,186
Actual return on plan assets	145	(368)
Benefits paid	(271)	(25)
Employer contribution	211	225
Foreign currency exchange impact	(557)	1,037
Fair value of assets at measurement date	24,583	25,055
Funded status and amount recognized in assets and liabilities	$(10,958)	$(9,748)
Amount recognized in assets and liabilities
Other non‑current assets	$2,558	$1,618
Other non‑current liabilities	$(13,516)	$(11,366)
Amount recognized in accumulated other comprehensive loss, before taxes
Actuarial loss	$5,607	$5,373

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
The following table provides summary information for the German plan where the projected benefit obligation and accumulated benefit obligation are in excess of plan assets:

	September 30, 2018	September 30, 2017
Projected benefit obligation	$27,181	$25,061
Accumulated benefit obligation	$24,864	$22,607
Fair value of plan assets	$13,665	$13,695

Schedule of Assumptions Used [Table Text Block]

	2018	2017
Discount rate	1.90% - 2.97%	2.00% ‑ 2.95%
Expected long‑term rate of return on plan assets	.90% - 3.12%	.90% ‑ 3.15%
Salary scale	2.25% - 4.58%	2.25% ‑ 4.90%
Pension increases	1.00% - 3.46%	1.00% ‑ 3.30%

Schedule of Allocation of Plan Assets [Table Text Block]
The actual overall asset allocation for the UK pension plan as compared to the investment policy goals as of September 30, 2018 was as follows by asset category:

	2018 Actual	2018 Target
Equity	51.3%	23.5%
Index‑linked gilts	29.0%	76.5%
Cash	19.7%	—%

Schedule of net benefit costs
Pension expense for the German and UK plans were as follows:

	Year Ended September 30,
	2018	2017	2016
Service cost	$933	$1,137	$829
Interest cost	742	606	728
Expected return on plan assets	(470)	(476)	(481)
Amortization of actuarial losses	299	797	128
Pension expense for defined benefit plans	$1,504	$2,064	$1,204

Schedule of Expected Benefit Payments [Table Text Block]	Benefits expected to be paid to participants of the plans are as follows:

2019	$171
2020	263
2021	346
2022	613
2023	595
Five years thereafter	4,538
Total	$6,526